OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
OTHER ASSETS
Schedule of other current assets
	As at December 31,

	2012	2011

Federal, provincial and other sales taxes receivable	$36,400	$51,603

Prepaid expenses	36,119	25,540

Meadowbank insurance receivable	6,553	8,765

Prepaid royalty(i)	–	7,684

Employee loans receivable	1,800	5,567

Retirement compensation arrangement plan refundable tax receivable	4,044	–

Other	8,061	11,210

	$92,977	$110,369

  Note:

  (i)
  The prepaid royalty relates to the Pinos Altos mine in Mexico.

Schedule of available-for-sale securities
	As at December 31,

	2012	2011

Available-for-sale securities in an unrealized gain position:

Cost (net of impairments)	$ 4,352	$127,344

Unrealized gains in accumulated other comprehensive loss	1,902	16,408

Estimated fair value	6,254	143,752

Available-for-sale securities in an unrealized loss position:

Cost (net of impairments)	48,047	1,717

Unrealized losses in accumulated other comprehensive loss	(9,582)	(58)

Estimated fair value	38,465	1,659

Total estimated fair value of available-for-sale securities	$44,719	$145,411

Schedule of other non-current assets
	As at December 31,

	2012	2011

Deferred financing costs, less accumulated amortization of $8,888 (2011 – $5,809)	$15,836	$15,777

Long-term ore in stockpile(i)	32,711	64,392

Other	7,291	7,879

	$55,838	$88,048

  Note:

  (i)
  Due to the ore body structures at the Pinos Altos, Kittila and Meadowbank mines, a significant amount of drilling and blasting was undertaken early in their mine lives, resulting in long-term ore stockpiles. At December 31, 2012, long-term ore stockpiles were valued at $14.8 million (2011 – $7.1 million) at the Pinos Altos mine (including the Creston Mascota deposit at Pinos Altos), $7.7 million (2011 – $8.0 million) at the Kittila mine and $10.2 million (2011 – $49.3 million) at the Meadowbank mine.